Income Taxes - Schedule of Reconciliation of Differences Between Income Tax Rate Profits and Income Tax (Benefits) Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income(loss) before taxation (in Dollars)	$ (8,312,847)	$ (1,386,479)	$ 17,650
Notional tax on loss before tax
Computed expected tax (benefits) expense (in Dollars)	(433,837)	(277,296)	3,530
Non-taxable or non-deductible expenses (in Dollars)	(151,637)	129,635	560
Change in valuation allowances (in Dollars)	583,943	172,741
Total (in Dollars)	$ (1,531)	$ 25,080	$ 4,090
Statutory income tax rate			20.00%
Yong Ding's [Member]
Notional tax on loss before tax
Statutory income tax rate	20.00%	20.00%	20.00%
Non-taxable or non-deductible expenses	7.53%	0.63%	3.17%
Change in valuation allowances	(27.45%)	(24.14%)
Effective tax rate	0.08%	(3.50%)	23.17%
YD USA’s [Member]
Notional tax on loss before tax
Statutory income tax rate	21.00%
Non-taxable or non-deductible expenses	0.00%
Change in valuation allowances	(21.00%)
Effective tax rate	0.00%